RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	$ 2,065,000	$ 2,272,000	$ 3,471,000
Matthew Shaw
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	135,095	170,554
Maria Perrella
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	129,909	129,752
Raghav Chopra
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	145,562	135,105
Jim MacCallum
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	$ 92,939	$ 27,659